SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2017
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		2,289,468
Number of Share Options, Exercised		(138,036)
Number of Share Options, Ending Balance		2,151,432
Number of Share Options, Fully vested and exercisable		2,151,432
Weighted-Average Exercise Price, Beginning Balance		$ 1.64
Weighted-Average Exercise Price, Exercised		0.32
Weighted-Average Exercise Price, Ending Balance		1.72
Weighted-Average Exercise Price, Fully vested and exercisable		$ 1.72
Weighted-Average Remaining Contractual Term, Outstanding		1 year 2 months 15 days
Weighted-Average Remaining Contractual Term, Fully vested and exercisable		1 year 2 months 15 days
Aggregate Intrinsic Value, Outstanding		$ 13,631
Aggregate Intrinsic Value, Fully vested and exercisable		$ 13,631
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		17,034,960
Number of Share Options, Granted		4,320,498
Number of Share Options, Exercised		(528,219)
Number of Share Options, Forfeited or expired		(1,050,261)
Number of Share Options, Ending Balance		19,776,978
Number of Shares Options, Fully vested and expected to vest		19,776,978
Number of Shares Options, Exercisable		6,577,455
Weighted-Average Exercise Price, Beginning Balance		$ 6.72
Weighted-Average Exercise Price, Granted		8.14
Weighted-Average Exercise Price, Exercised		5.30
Weighted-Average Exercise Price, Forfeited or expired		7.70
Weighted-Average Exercise Price, Ending Balance		7.01
Weighted-Average Exercise Price, Fully vested and expected to vest		7.01
Weighted-Average Exercise Price, Exercisable		$ 5.15
Weighted-Average Remaining Contractual Term, Outstanding		7 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest		7 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable		5 years 25 days
Aggregate Intrinsic Value, Outstanding		$ 27,896
Aggregate Intrinsic Value, Fully vested and expected to vest		27,896
Aggregate Intrinsic Value, Exercisable		$ 19,127
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Exercised			(1,040,485)
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted		0
Number of share Options, Modified to cash-settled	(15,971,173)
MRP Share Incentive Plan [Member] | Share options [Member] | Equity-settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		17,035,505
Number of Share Options, Forfeited or expired		(1,064,332)
Number of share Options, Modified to cash-settled		(15,971,173)
Number of Share Options, Ending Balance		0
Number of Shares Options, Fully vested and expected to vest		0
Number of Shares Options, Exercisable		0
Weighted-Average Exercise Price, Beginning Balance		$ 0.12
Weighted-Average Exercise Price, Forfeited or expired		0.16
Weighted-Average Exercise Price, Modified to cash-settled		0.12
Weighted-Average Exercise Price, Ending Balance		0
Weighted-Average Exercise Price, Fully vested and expected to vest		0
Weighted-Average Exercise Price, Exercisable		$ 0
Aggregate Intrinsic Value, Outstanding		$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest		0
Aggregate Intrinsic Value, Exercisable		$ 0
MRP Share Incentive Plan [Member] | Share options [Member] | Cash-settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		0
Number of Share Options, Modified from equity-settled		15,971,173
Number of share Options, Vested		(8,587,765)
Number of Share Options, Ending Balance		7,383,408
Weighted-Average Remaining Contractual Term, Outstanding		7 years 9 months 7 days
Melco International Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		0
Number of Share Options, Granted		14,200,000
Number of Share Options, Exercised		0
Number of Share Options, Ending Balance		14,200,000
Number of Shares Options, Fully vested and expected to vest		14,200,000
Number of Shares Options, Exercisable		0
Weighted-Average Exercise Price, Beginning Balance		$ 0
Weighted-Average Exercise Price, Granted		2.43
Weighted-Average Exercise Price, Ending Balance		2.43
Weighted-Average Exercise Price, Fully vested and expected to vest		2.43
Weighted-Average Exercise Price, Exercisable		$ 0
Weighted-Average Remaining Contractual Term, Outstanding		9 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest		9 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding		$ 5,360
Aggregate Intrinsic Value, Fully vested and expected to vest		5,360
Aggregate Intrinsic Value, Exercisable		$ 0